As filed with the U.S. Securities and Exchange Commission
on October 11, 2011
Securities Act File No. 333-151713
Investment Company Act File No. 811-22209

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-1A

Registration Statement Under The Securities Act Of 1933 ☑

Pre-Effective Amendment No. ________ ❑

Post-Effective Amendment No. 46 ☑

and/or

Registration Statement Under The Investment Company Act Of 1940 ☑

Amendment No. 49 ☑
(Check appropriate box or boxes)

Global X Funds
 (Exact Name of Registrant as Specified in Charter)
399 Park Avenue, 32nd Floor
New York, NY 10022
(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code:  (212) 644-6440

Bruno del Ama Global X Management Company LLC 399 Park Avenue, 32nd Floor New York, NY 10022 (Name and Address of Agent for Service)
With a copy to:
Daphne Tippens Chisolm, Esq.
Law Offices of DT Chisolm, P.C.
11508 H-236 Providence Road
Charlotte, NC 28277

It is proposed that this filing will become effective (check appropriate box)
☑immediately upon filing pursuant to paragraph (b)
❑ on  (date)  pursuant to paragraph (b)
❑ 60 days after filing pursuant to paragraph (a)(1)
❑ on (date) pursuant to paragraph (a)(1)
❑ 75 days after filing pursuant to paragraph (a)(2)
❑ on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:
❑ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This filing relates solely to the following series of the Registrant:

Global X FTSE Portugal 20 ETF
Global X FTSE Ukraine ETF
Global X FTSE Greece 20 ETF
Global X Hungary ETF
Global X Luxembourg ETF
Global X FTSE Morocco 20 ETF
Global X Czech Republic ETF
Global X Slovakia ETF
Global X Qatar ETF
Global X Kuwait ETF
Global X Nigeria ETF
Global X FTSE Bangladesh ETF
Global X FTSE Sri Lanka ETF
Global X Kazakhstan ETF
Global X FTSE Frontier Markets ETF
Global X Central America ETF
Global X Central and Northern Europe ETF
Global X Southern Europe ETF
Global X Eastern Europe ETF
Global X Central Asia ETF
Global X Sub-Saharan Africa ETF
Global X S&P Pan Arab ETF

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 46 under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 46 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City and State of New York on the 11th day of October, 2011.

Global X Funds

By: /s/ Bruno del Ama
President

Pursuant to the requirements of the Securities Act of 1933, the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Name	Title	Date

/s/ Bruno del Ama	President (Principal Executive Officer) and Trustee	October 11, 2011
Bruno del Ama
/s/ Jose C. Gonzalez	Chief Operating Officer, Treasurer (Principal Financial Officer) and Principal Accounting Officer	October 11, 2011
Jose C. Gonzalez

*
Sanjay Ram Bharani	Trustee	October 11, 2011

*
Scott R. Chichester	Trustee	October 11, 2011

*
Kartik Kiran Shah	Trustee	October 11, 2011

*/s/ Bruno del Ama
Attorney-In-Fact, pursuant to power of attorney

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase